Restatement of Previously Issued Financial Statements	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2. Restatement of Interim Financial Information

Due to a misapplication of the accounting treatment related to its shares of common stock subject to redemption, non-redeemable common stock and additional paid-in capital for maintaining minimum net tangible assets of at least $5 million following any common stock redemption, the Company’s previously issued interim condensed financial statements for the quarterly period ended March 31, 2021 should no longer be relied upon. As such, the Company restated its unaudited interim condensed financial statements as of and for three months ended March 31, 2021 included herewith.

Impact of the Restatement

The impact of the restatement on the Condensed Statement Balance Sheet as of March 31, 2021 included herewith is presented below.

	As Previously Reported	Adjustments	As Restated
Balance Sheets for the three months ended March 31, 2021 (unaudited)
Common stock subject to possible redemption:
Number of common stock outstanding	24,136,072	4,613,928	28,750,000
Value of common stock subject to possible redemption	$241,360,720	$46,139,280	$287,500,000
Class A Common stock excluding common stock subject to possible redemption	4,613,928	(4,613,928)	—
Class A Common stock value	$461	(461)	—
Additional paid-in capital	$16,277,478	$(16,253,340)	$24,138
Accumulated deficit	$(11,278,892)	$(29,885,479)	$(41,164,371)
Total Stockholders’ Equity (Deficit)	$5,000,005	(46,139,280)	$(41,139,275)

The impact of the restatement on the Condensed Statement of Operations for the three months ended March 31, 2021 included in this filing is presented below.

Basic and diluted weighted average common stock outstanding, common stock subject to possible redemption	25,098,791	1,476,894	26,575,685
Basic and diluted weighted average common stock outstanding, Non-redeemable common stock	13,234,542	(1,476,894)	11,757,648
Basic and diluted net loss per common stock, Non-redeemable common stock	$(0.73)	$(0.09)	$(0.82)

The impact of the restatement on the Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2021 included herewith is presented below.

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Non-Cash Investing and Financing Activities:
Change in value of common stock subject to possible redemption	(9,627,188)	46,139,280	36,512,092

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

Upon review of the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (‘SPACs’)” released by the SEC staff on April 12, 2021, the Company’s management evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 10, 2020 (audited)
Total Liabilities	$10,374,560	$22,272,500	$32,647,060
Warrant Liability	—	22,272,500	22,272,500
Class A Common Stock Subject to Possible Redemption	274,031,080	(22,272,500)	251,758,580
Class A Common Stock	135	222	357
Additional Paid-in Capital	4,999,913	879,809	5,879,722
Accumulated Deficit	(999)	(880,031)	(881,030)
Total Stockholders’ Equity	5,000,007	—	5,000,007
Number of Class A common shares subject to redemption	27,403,108	(2,227,250)	25,175,858

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$10,168,977	$22,862,501	$33,031,478
Warrant Liability	—	22,862,501	22,862,501
Class A Common Stock Subject to Possible Redemption	273,850,409	(22,862,501)	250,987,908
Class A Common Stock	136	229	365
Additional Paid-in Capital	5,180,583	1,469,803	6,650,386
Accumulated Deficit	(181,675)	(1,470,032)	(1,651,707)
Total Stockholders’ Equity	5,000,002	—	5,000,002
Number of Class A common shares subject to redemption	27,385,874	(2,287,083)	25,098,791

Period from September 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(181,675)	$(1,470,032)	$(1,651,707)
Weighted average shares outstanding, common stock subject to possible redemption	27,403,108	(2,227,250)	25,175,858
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, non-redeemable common stock	8,843,003	437,124	9,280,127
Basic and diluted net loss per share, non-redeemable common stock	(0.02)	(0.16)	(0.18)

Cash Flow Statement for the Period from September 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(181,675)	$(1,470,032)	$(1,651,707)
Allocation of initial public offering costs	—	828,064	828,064
Change in fair value of warrant liability	—	590,001	590,001
Compensation expense	—	51,667	51,667
Initial classification of warrant liability	—	22,272,500	22,272,500
Initial classification of common stock subject to possible redemption	274,031,080	(22,272,500)	251,758,580
Change in value of common stock subject to possible redemption	(180,671)	(590,001)	(770,672)